Shareholder Fees - FidelityShortDurationHighIncomeFund-RetailPRO	Jun. 29, 2024 USD ($)
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none